GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
General expenses	Rp 2,043		Rp 1,805	Rp 1,651
Professional fees	789		981	793
Allowance for expected credit losses	477		2,344	1,899
Traveling	321		275	410
Training, education, and recruitment	284		308	461
Meeting	249		184	276
Social contribution	213		223	200
Collection expenses	212		193	176
Others (each below Rp75 billion)	346		199	296
Research and development	82		52	45
Total	Rp 5,016	$ 352	Rp 6,564	Rp 6,207